Transactions With Affiliates (Tables)	12 Months Ended
Dec. 31, 2022
Transactions With Affiliates [Abstract]
Schedule Of Transactions With Affiliates

	As of December 31,
	2022	2021
Assets with affiliates:
Inter-company notes	$1,216	$1,474	Fixed maturity AFS securities
Ceded reinsurance contracts	(138)	(145)	Deferred acquisition costs, value of business
			acquired and deferred sales inducements
Accrued inter-company interest receivable	13	11	Accrued investment income
Ceded reinsurance contracts	2,156	1,910	Reinsurance recoverables, net of allowance
			for credit losses
Ceded reinsurance contracts	1,162	4,499	Other assets
Cash management agreement	124	3,854	Other assets
Service agreement receivable	6	64	Other assets

Liabilities with affiliates:
Assumed reinsurance contracts	17	26	Future contract benefits
Assumed reinsurance contracts	361	364	Policyholder account balances
Ceded reinsurance contracts	(31)	(33)	Policyholder account balances
Inter-company short-term debt	562	1,084	Short-term debt
Inter-company long-term debt	2,269	2,334	Long-term debt
Ceded reinsurance contracts	2,907	5,631	Other liabilities
Accrued inter-company interest payable	15	4	Other liabilities
Service agreement payable	41	35	Other liabilities

Equity with affiliates:
Accumulated other comprehensive income – ceded	55	183	Accumulated other comprehensive
			income (loss)

The following summarizes transactions with affiliates (in millions) and the associated line item on the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(421)	$(468)	$(439)	Insurance premiums
Fees for management of general account	(140)	(138)	(140)	Net investment income
Net investment income on ceded funds	(161)	(113)	(119)	Net investment income
withheld treaties
Net investment income on inter-company notes	40	29	40	Net investment income
Realized gains (losses) on ceded reinsurance
contracts:
GLB reserves embedded derivatives	-	-	(30)	Realized gain (loss)
Other gains (losses)	631	94	(175)	Realized gain (loss)
Reinsurance-related settlements	(1,068)	1,626	193	Realized gain (loss)
Amortization of deferred gain (loss) on reinsurance
contracts	3	3	3	Amortization of deferred gain
				(loss) on business sold
				through reinsurance
Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded	(247)	(430)	(585)	Benefits
reinsurance
Interest credited on assumed reinsurance	47	48	45	Interest credited
contracts
Market risk benefit (gain) loss				Market risk benefit
on ceded reinsurance contracts	3,543	2,199	-	(gain) loss
Policyholder liability remeasurement (gain) loss				Policyholder liability remeasurement
on ceded reinsurance contracts	(321)	64	-	(gain) loss
Ceded reinsurance contracts	(26)	(7)	(1)	Commissions and other
				expenses
Service agreement payments (receipts)	(53)	(29)	(17)	Commissions and other
				expenses
Interest expense on inter-company debt	120	107	116	Interest and debt expense